Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Sep. 30, 2023 EUR (€) Segment	Sep. 30, 2022 EUR (€)
Disclosure of changes in accounting estimates [line items]
Number of operating segments of cash generating unit | Segment	4
Deferred offering costs capitalized | €	€ 2,200,000	€ 0
Office Equipment and Storage Facilities
Disclosure of changes in accounting estimates [line items]
Lease term	12 months